UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   April 26, 2011


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:     84

Form 13F Information Table Entry Total:       $192,258,000


List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      512     5480 SH       Sole                                       5480
AT&T Inc.                      COM              00206r102     5923   193505 SH       Sole                                     193505
Abbott Labs                    COM              002824100     5777   117774 SH       Sole                                     117774
Altria Group Inc.              COM              02209s103      410    15766 SH       Sole                                      15766
AmBev - Companhia De Bebidas A COM              20441w203     2819    99565 SH       Sole                                      99565
Amer Electric Pwr Inc          COM              025537101      266     7565 SH       Sole                                       7565
Apple Computer                 COM              037833100      383     1099 SH       Sole                                       1099
BP PLC                         COM              055622104      356     8070 SH       Sole                                       8070
Bank of Montreal               COM              063671101      490     7542 SH       Sole                                       7542
Barrick Gold Corp              COM              067901108     7086   136511 SH       Sole                                     136511
Baxter Intl Inc                COM              071813109      237     4402 SH       Sole                                       4402
Becton Dickinson & Co          COM              075887109      466     5850 SH       Sole                                       5850
Best Buy Inc                   COM              086516101      206     7175 SH       Sole                                       7175
Bristol Myers Squibb           COM              110122108     3393   128395 SH       Sole                                     128395
CVS Caremark Corp              COM              126650100      251     7300 SH       Sole                                       7300
Caterpillar Inc                COM              149123101      233     2090 SH       Sole                                       2090
Chesapeake Energy Corp         COM              165167107      546    16290 SH       Sole                                      16290
Chevron Corp                   COM              166764100     8736    81272 SH       Sole                                      81272
Cisco Systems                  COM              17275R102      914    53270 SH       Sole                                      53270
Coca Cola Co                   COM              191216100     1055    15910 SH       Sole                                      15910
Colgate Palmolive              COM              194162103      279     3449 SH       Sole                                       3449
ConocoPhillips                 COM              20825c104     2593    32471 SH       Sole                                      32471
Devon Energy Corp              COM              25179M103      307     3345 SH       Sole                                       3345
Dominion Resources             COM              25746u109     3371    75424 SH       Sole                                      75424
Duke Energy Corp               COM              26441c105     2249   123888 SH       Sole                                     123888
E I Du Pont De Nemours         COM              263534109     1978    35985 SH       Sole                                      35985
E M C Corp Mass                COM              268648102     1446    54435 SH       Sole                                      54435
Emerson Elec                   COM              291011104     5014    85818 SH       Sole                                      85818
Encana Corp                    COM              292505104     1167    33795 SH       Sole                                      33795
Exxon Mobil Corp               COM              30231g102     7088    84253 SH       Sole                                      84253
First American Bankshares      COM                             781     1260 SH       Sole                                       1260
General Dynamics               COM              369550108     1590    20762 SH       Sole                                      20762
General Electric               COM              369604103     2749   137116 SH       Sole                                     137116
General Mills                  COM              370334104     3130    85637 SH       Sole                                      85637
Genuine Parts                  COM              372460105     2231    41590 SH       Sole                                      41590
Goldcorp Inc                   COM              380956409     8552   171733 SH       Sole                                     171733
Grainger W W                   COM              384802104     1282     9315 SH       Sole                                       9315
Gulf Keystone Petro            COM              g4209g108       36    15000 SH       Sole                                      15000
Heinz H.J. Co                  COM              423074103      245     5010 SH       Sole                                       5010
Hewlett Packard                COM              428236103     2576    62877 SH       Sole                                      62877
Honeywell International Inc.   COM              438516106     1457    24405 SH       Sole                                      24405
IBM Corp                       COM              459200101      404     2480 SH       Sole                                       2480
Illinois Tool Works            COM              452308109     4928    91735 SH       Sole                                      91735
Intel Corp                     COM              458140100      268    13265 SH       Sole                                      13265
J.P. Morgan Chase & Co         COM              46625h100      230     5000 SH       Sole                                       5000
Johnson Controls               COM              478366107      437    10502 SH       Sole                                      10502
Johnson&Johnson                COM              478160104     5423    91536 SH       Sole                                      91536
Kellogg Co                     COM              487836108     2549    47228 SH       Sole                                      47228
Kimberly Clark                 COM              494368103      510     7814 SH       Sole                                       7814
Kohls Corp                     COM              500255104      361     6804 SH       Sole                                       6804
Manpower Inc                   COM              56418H100      252     4000 SH       Sole                                       4000
McDonald's Corp                COM              580135101     4282    56278 SH       Sole                                      56278
Merck & Co                     COM              58933y105     4053   122791 SH       Sole                                     122791
Microsoft Corp                 COM              594918104      512    20160 SH       Sole                                      20160
Nestle SA                      COM              641069406     2674    46459 SH       Sole                                      46459
Newmont Mining Corp            COM              651639106     2827    51800 SH       Sole                                      51800
NextEra Energy Inc             COM              65339f101     3089    56038 SH       Sole                                      56038
Norfolk Southern Co            COM              655844108      213     3075 SH       Sole                                       3075
Northern States Financial Corp COM              665751103       17    11250 SH       Sole                                      11250
Novartis Ag Adr                COM              66987v109     2845    52344 SH       Sole                                      52344
Occidental Petroleum           COM              674599105     5280    50532 SH       Sole                                      50532
Oracle Corp                    COM              68389x105     1085    32450 SH       Sole                                      32450
Pepsico, Inc.                  COM              713448108     5834    90582 SH       Sole                                      90582
PetroChina Co LTD ADR          COM              71646e100     2424    15920 SH       Sole                                      15920
Pfizer Inc                     COM              717081103      269    13247 SH       Sole                                      13247
Philip Morris Intl Inc         COM              718172109     2746    41840 SH       Sole                                      41840
Procter & Gamble               COM              742718109     5940    96436 SH       Sole                                      96436
Quad Graphics Inc.             COM              747301109     2760    64884 SH       Sole                                      64884
Raytheon Co Com New            COM              755111507      493     9700 SH       Sole                                       9700
Royal Dutch Shell Cl B Plc Adr COM              780259107     4356    59470 SH       Sole                                      59470
Schlumberger                   COM              806857108     6078    65177 SH       Sole                                      65177
Seadrill Ltd                   COM              g7945e105     1528    42375 SH       Sole                                      42375
Southern Co                    COM              842587107     1876    49217 SH       Sole                                      49217
StatoilHydro Spon ADR          COM              85771p102      883    31940 SH       Sole                                      31940
Suncor Energy Inc              COM              867224107     4165    92887 SH       Sole                                      92887
Sysco Corp                     COM              871829107     1575    56855 SH       Sole                                      56855
Union Pacific                  COM              907818108     2572    26154 SH       Sole                                      26154
United Parcel SVC Inc          COM              911312106      504     6780 SH       Sole                                       6780
United Tech Corp               COM              913017109      225     2660 SH       Sole                                       2660
United Therapeutics Corp       COM              91307c102      223     3320 SH       Sole                                       3320
Verizon Comm.                  COM              92343v104     5480   142193 SH       Sole                                     142193
Walgreen Co                    COM              931422109     5964   148589 SH       Sole                                     148589
Wisconsin Energy               COM              976657106      642    21044 SH       Sole                                      21044
Yum! Brands Inc                COM              988498101     3300    64225 SH       Sole

											FORM 13F INFORMATION TABLE